RELATED PARTY TRANSACTIONS - Loans Borrowed From Related Party And Guarantees (Details) - Mr. Jie Xiao - Loan from GZ Rural Bank ¥ in Millions	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Jun. 02, 2023 CNY (¥)	Jun. 02, 2023 USD ($)
RELATED PARTY TRANSACTIONS
Debt amount	¥ 10	$ 1,384,811	¥ 10	$ 1,424,989
Credit Guarantee Provided
RELATED PARTY TRANSACTIONS
Debt amount	¥ 10